UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21162

Name of Fund: Merrill Lynch Basic Value Principal Protected Fund of Merrill
              Lynch Principal Protected Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Basic Value Principal Protected Fund of Merrill Lynch Principal Protected Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 06/30/06

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments

Merrill Lynch Basic Value Principal Protected Fund
Schedule of Investments as of September 30, 2005

                                                               Shares                                                     Percent of
                 Industry                                       Held     Common Stocks                          Value     Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Above-           Metals & Mining                                89,300   Alcoa, Inc.                       $   2,180,706        1.0%
Average          Pharmaceuticals                                49,200   AstraZeneca Group Plc (c)             2,317,320        1.1
Yield            Diversified Telecommunication Services         36,300   BCE, Inc.                               996,072        0.5
                 Capital Markets                               133,700   The Bank of New York Co., Inc.        3,932,117        1.9
                 Diversified Telecommunication Services         73,000   BellSouth Corp.                       1,919,900        0.9
                 Multi-Utilities                                16,800   Dominion Resources, Inc.              1,447,152        0.7
                 Chemicals                                      89,100   E.I. du Pont de Nemours & Co.         3,490,047        1.7
                 Oil, Gas & Consumable Fuels                   125,700   Exxon Mobil Corp.                     7,986,978        3.8
                 Industrial Conglomerates                       95,100   General Electric Co.                  3,202,017        1.5
                 Food Products                                  58,800   General Mills, Inc.                   2,834,160        1.3
                 Pharmaceuticals                                57,000   GlaxoSmithKline Plc (c)               2,922,960        1.4
                 Aerospace & Defense                            78,500   Honeywell International, Inc.         2,943,750        1.4
                 Diversified Financial Services                187,632   JPMorgan Chase & Co.                  6,366,354        3.0
                 Capital Markets                                54,100   Mellon Financial Corp.                1,729,577        0.8
                 Pharmaceuticals                                48,100   Merck & Co., Inc.                     1,308,801        0.6
                 Pharmaceuticals                               101,700   Pfizer, Inc.                          2,539,449        1.2
                 Multi-Utilities                                34,600   Public Service Enterprise Group,
                                                                         Inc.                                  2,226,856        1.1
                 Oil, Gas & Consumable Fuels                    43,900   Royal Dutch Shell Plc (c)             2,881,596        1.4
                 Diversified Telecommunication Services         99,000   SBC Communications, Inc.              2,373,030        1.1
                 Electric Utilities                             46,600   The Southern Co.                      1,666,416        0.8
                 Diversified Telecommunication Services         60,800   Verizon Communications, Inc.          1,987,552        1.0
                 Commercial Banks                               39,400   Wachovia Corp.                        1,875,046        0.9

                                                                                                           ------------------------
                                                                                                              61,127,856       29.1
------------------------------------------------------------------------------------------------------------------------------------
Below-Average    Insurance                                      25,100   The Allstate Corp.                    1,387,779        0.7
Price Earnings/  Insurance                                      54,100   American International Group,
Ratio                                                                    Inc.                                  3,352,036        1.6
                 Commercial Banks                               80,800   Bank of America Corp.                 3,401,680        1.6
                 Health Care Equipment & Supplies               67,200   Baxter International, Inc.            2,679,264        1.3
                 Diversified Financial Services                 72,600   Citigroup, Inc.                       3,304,752        1.6
                 Beverages                                     134,440   Coca-Cola Enterprises, Inc.           2,621,580        1.2
                 Insurance                                     123,200   Genworth Financial, Inc. Class A      3,971,968        1.9
                 Computers & Peripherals                       126,900   Hewlett-Packard Co.                   3,705,480        1.8
                 Household Durables                             97,200   Koninklijke Philips Electronics
                                                                         NV                                    2,593,296        1.2
                 Food Products                                  73,300   Kraft Foods, Inc.                     2,242,247        1.1
                 Consumer Finance                               59,600   MBNA Corp.                            1,468,544        0.7
                 Hotels, Restaurants & Leisure                  80,400   McDonald's Corp.                      2,692,596        1.3
                 Capital Markets                                99,700   Morgan Stanley                        5,377,818        2.5
                 Aerospace & Defense                            24,500   Northrop Grumman Corp.                1,331,575        0.6
                 Pharmaceuticals                               131,200   Schering-Plough Corp.                 2,761,760        1.3
                 Food Products                                  39,100   Unilever NV (c)                       2,793,695        1.3
                 IT Services                                   466,400   Unisys Corp. (a)                      3,096,896        1.5
                                                                                                           ------------------------
                                                                                                              48,782,966       23.2
------------------------------------------------------------------------------------------------------------------------------------
Low Price-       Communications Equipment                      193,900   3Com Corp. (a)                          791,112        0.4
to-Book Value    Electronic Equipment & Instruments             73,900   Agilent Technologies, Inc. (a)        2,420,225        1.2
                 Oil, Gas & Consumable Fuels                    19,200   Anadarko Petroleum Corp.              1,838,400        0.9
                 Media                                          67,400   Comcast Corp. Special Class A (a)     1,939,772        0.9
                 Machinery                                      38,400   Deere & Co.                           2,350,080        1.1
                 Energy Equipment & Services                    41,700   Diamond Offshore Drilling             2,554,125        1.2
                 Energy Equipment & Services                   119,800   GlobalSantaFe Corp.                   5,465,276        2.6
                 Energy Equipment & Services                    37,300   Halliburton Co.                       2,555,796        1.2
                 Insurance                                      22,600   Hartford Financial Services
                                                                         Group, Inc.                           1,744,042        0.8

Merrill Lynch Basic Value Principal Protected Fund
Schedule of Investments as of September 30, 2005

                                                               Shares                                                     Percent of
                 Industry                                       Held     Common Stocks                          Value     Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                 Paper & Forest Products                       115,600   International Paper Co.           $   3,444,880        1.7%
                 Household Products                             62,300   Kimberly-Clark Corp.                  3,708,719        1.8
                 Semiconductors & Semiconductor Equipment      368,300   LSI Logic Corp. (a)                   3,627,755        1.7
                 Media                                         115,100   Liberty Media Corp. Class A (a)         926,555        0.4
                 Insurance                                      19,200   Marsh & McLennan Cos., Inc.             583,488        0.3
                 Semiconductors & Semiconductor Equipment      115,800   Micron Technology, Inc. (a)           1,540,140        0.7
                 Communications Equipment                      118,400   Motorola, Inc.                        2,615,456        1.3
                 Aerospace & Defense                           106,200   Raytheon Co.                          4,037,724        1.9
                 Insurance                                     109,934   The St. Paul Travelers Cos.,
                                                                         Inc.                                  4,932,738        2.4
                 Computers & Peripherals                       500,100   Sun Microsystems, Inc. (a)            1,960,392        0.9
                 Media                                         305,400   Time Warner, Inc.                     5,530,794        2.6
                 Industrial Conglomerates                      172,000   Tyco International Ltd.               4,790,200        2.3
                 Media                                          79,400   Walt Disney Co.                       1,915,922        0.9
                 Commercial Banks                               96,600   Wells Fargo & Co.                     5,657,862        2.7
                                                                                                           ------------------------
                                                                                                              66,931,453       31.9
------------------------------------------------------------------------------------------------------------------------------------
Special          Semiconductors & Semiconductor Equipment       98,000   Applied Materials, Inc.               1,662,080        0.8
Situations       Energy Equipment & Services                    77,200   BJ Services Co.                       2,778,428        1.3
                 Semiconductors & Semiconductor Equipment      129,800   Fairchild Semiconductor
                                                                         International, Inc. (a)               1,928,828        0.9
                 Specialty Retail                              121,000   The Gap, Inc.                         2,109,030        1.0
                 Computers & Peripherals                        52,600   International Business Machines
                                                                         Corp.                                 4,219,572        2.0
                 Media                                         193,700   Interpublic Group of Cos.,
                                                                         Inc. (a)                              2,254,668        1.1
                 Communications Equipment                       75,700   Nokia Oyj (c)                         1,280,087        0.6
                 Semiconductors & Semiconductor Equipment       78,600   Novellus Systems, Inc. (a)            1,971,288        1.0
                 Computers & Peripherals                        91,700   Seagate Technology                    1,453,445        0.7
                                                                                                           ------------------------
                                                                                                              19,657,426        9.4
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks
                                                                         (Cost - $164,044,428)               196,499,701       93.6
------------------------------------------------------------------------------------------------------------------------------------

                                                               Face
                                                              Amount     U.S. Government Obligations
------------------------------------------------------------------------------------------------------------------------------------
                                                                         U.S. Treasury STRIPS (b)(e):
                                                           $10,998,000      3.586% due 8/15/2009               9,368,690        4.5
                                                             2,313,000      3.916% due 11/15/2009              1,950,019        0.9
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total U.S. Government
                                                                         Obligations
                                                                         (Cost - $11,556,062)                 11,318,709        5.4
------------------------------------------------------------------------------------------------------------------------------------

                                                            Beneficial
                                                              Interest   Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                           $ 2,108,696   Merrill Lynch Liquidity Series,
                                                                         LLC Cash Sweep Series I (d)           2,108,696        1.0
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Short-Term Securities
                                                                         (Cost - $2,108,696)                   2,108,696        1.0
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Investments
                                                                         (Cost - $177,709,186)               209,927,106      100.0
------------------------------------------------------------------------------------------------------------------------------------

                                                             Number of
                                                             Contracts   Options Written
------------------------------------------------------------------------------------------------------------------------------------
                                                                   376   McDonald's Corp., expiring
                                                                         October 2005 at USD 37.5                 (7,520)       0.0
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Options Written
                                                                         (Premiums Received - $18,423)            (7,520)       0.0
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Investments, Net of
                                                                         Options Written
                                                                         (Cost - $177,690,763*)              209,919,586      100.0

                                                                         Other Assets Less Liabilities            24,783        0.0
                                                                                                           ------------------------
                                                                         Net Assets                        $ 209,944,369      100.0%
                                                                                                           ========================

Merrill Lynch Basic Value Principal Protected Fund
Schedule of Investments as of September 30, 2005

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $181,351,596
                                                                   ============
      Gross unrealized appreciation                                $ 34,677,946
      Gross unrealized depreciation                                  (6,109,956)
                                                                   ------------
      Net unrealized appreciation                                  $ 28,567,990
                                                                   ============

(a)   Non-income producing security.
(b)   Separately Traded Registered Interest and Principal of Securities.
(c)   Depositary receipts.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------
                                                                   Net           Interest
      Affiliate                                                  Activity         Income
      -----------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I  $ 2,015,553       $ 19,371
      -----------------------------------------------------------------------------------

(e) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of the purchase by the Fund.

      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Basic Value Principal Protected Fund of Merrill Lynch Principal Protected Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Basic Value Principal Protected Fund of
    Merrill Lynch Principal Protected Trust

Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Basic Value Principal Protected Fund of
    Merrill Lynch Principal Protected Trust

Date: November 17, 2005


By: /s/ Donald C. Burke
    ---------------------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Basic Value Principal Protected Fund of
    Merrill Lynch Principal Protected Trust

Date: November 17, 2005